Cover	Mar. 07, 2022
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	Amendment No. 1
Document Period End Date	Mar. 07, 2022
Entity File Number	000-55639
Entity Registrant Name	ALTITUDE INTERNATIONAL HOLDINGS, INC.
Entity Central Index Key	0001664127
Entity Tax Identification Number	13-3778988
Entity Incorporation, State or Country Code	NY
Entity Address, Address Line One	4500 SE Pine Valley Street
Entity Address, City or Town	Port Saint Lucie
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	34952
City Area Code	(772)
Local Phone Number	323-0625
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false